Cost Optimization Programs	12 Months Ended
Mar. 02, 2013
Cost Optimization Programs
11.	COST OPTIMIZATION PROGRAMS

Fiscal 2013 Cost Optimization and Resource Efficiency (“CORE”) Program

In March 2012, the Company commenced the CORE program with the objective of improving the Company’s operations and increasing efficiency. The program includes, among other things, the streamlining of the BlackBerry smartphone product portfolio, the optimization of the Company’s global manufacturing footprint, the outsourcing of global repair services, the alignment of the Company’s sales and marketing teams and a reduction in the number of layers of management. On June 28, 2012, the Company announced that it would be reducing its global workforce across all functions by approximately 5,000 employees, representing approximately 30% of the total global workforce, and that all impacted employees would receive severance packages and outplacement support. The Company incurred approximately $220 million in total pre-tax charges related to the CORE program in the fiscal year ended March 2, 2013, related to employee termination benefits, facilities costs and manufacturing network simplification costs. Other charges and cash costs may occur as programs are implemented or changes are completed.

The following table sets forth the activity in the Company’s CORE program for fiscal 2013:

	Employee Termination Benefits	Facilities Costs	Manufacturing Costs	Total
Balance as at March 3, 2012	$—	$—	$—	$—
Charges incurred	123	32	65	220
Cash payments made	(114)	(14)	(63)	(191)

Balance as at March 2, 2013	$9	$18	$2	$29

The CORE charges incurred in fiscal 2013 were as follows:

Cost of sales	$96
Research and development	27
Selling, marketing and administration	97

Total program charge	$220

There were no CORE charges incurred during fiscal 2012 or 2011.

As part of the CORE program, the Company has decided to sell certain redundant assets and discontinue certain operations to drive cost savings and efficiencies in the Company. As a result, in fiscal 2013 certain property, plant and equipment assets have been classified as held for sale on the Company’s consolidated balance sheets, valued at $14 million, the lower of carrying value and fair value less costs to sell. Assets held for sale are expected to be sold within the next twelve months.

In December 2012 the Company sold 100% of the shares of its wholly-owned subsidiary, NewBay Software Limited (“NewBay”). As a result, the Company has recognized a loss on disposal of $3 million, which is included in the loss from discontinued operations line on the Company’s consolidated statements of operations for fiscal 2013.

The following table sets forth the components of the Company’s loss from discontinued operations presented on its consolidated statements of operations:

	For the year ended
	March 2, 2013	March 3, 2012

Revenues from discontinued operations	$33	$12

Loss from discontinued operations, before tax	(20)	(7)
Loss on disposal of discontinued operation	(3)	—
Income tax recovery	5	—

Loss from discontinued operations, net of tax	$(18)	$(7)

Carrying values of significant assets and liabilities of NewBay at the time of sale include property, plant and equipment and intangible assets of $41 million (March 3, 2012 - $51 million), current assets of $15 million (March 3, 2012 – $32 million) and accrued liabilities of $13 million (March 3, 2012 - $19 million).

Fiscal 2012 Cost Optimization Program

In June 2011, the Company initiated a cost optimization program (the “2012 Cost Optimization Program”) that included a global workforce reduction of approximately 2,000 employees, representing approximately 10% of the global workforce. The Company incurred approximately $125 million in total pre-tax charges related to the 2012 Cost Optimization Program in fiscal 2012. All of the pre-tax charges were related to one-time employee termination benefits and the identification of redundant facilities. During fiscal 2013, the Company made cash payments related to employee termination benefits and facilities costs, as shown in the table below. No further charges are expected to be incurred under this plan.

The following table sets forth the activity in the Company’s 2012 Cost Optimization Program for fiscal 2013:

	Employee Termination Benefits	Facilities Costs	Total
Balance as at March 3, 2012	$10	$44	$54
Cash payments made	(10)	(24)	(34)

Balance as at March 2, 2013	$—	$20	$20

There were no cost optimization charges incurred during fiscal 2011.